Tax Effects of Temporary Differences that Give Rise to Deferred Tax Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Provision for doubtful receivables	$ 411	2,586	1,964
Fixed assets depreciation	5,763	36,274	41,089
Net operating loss carry-forward	39,529	248,790	173,644
Accrued expenses, payroll and others	22,372	140,805	80,592
Deferred tax assets	68,075	428,455	297,289
Valuation allowance	(40,503)	(254,919)	(179,959)
Deferred tax assets, net	27,572	173,536	117,330
Intangible assets arising from business combinations	20,914	131,629	0
Deferred tax liabilities	$ 20,914	131,629	0